UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form

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1.        Name and address of issuer:

               Professionally Managed Portfolios
               2020 E. Financial Way, Ste. 100
               Glendora, CA 91741
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2.        The name of each series or class of securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

               RCB Small Cap Fund
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3.        Investment Company Act File Number:          811-5037

          Securities Act File Number:                  33-12213
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4(a).     Last day of fiscal year for which this Form is filed:

                               September 30, 2001
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4(b).     [ ] Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).     [ ] Check box if this is the last time the issuer  will be filing this
          Form.
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5.        Calculation of registration fee:

          (i)    Aggregate sale price of securities
                 sold during the fiscal year
                 pursuant to section 24(f):                         $    156,023
                                                                    ------------

          (ii)   Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                     $  8,124,072
                                                      ------------

          (iii)  Aggregate  price of securities
                 redeemed or repurchased during
                 any prior fiscal year ending no
                 earlier than October 11, 1995
                 that were not previously used
                 to reduce registration fees
                 payable to the Commission:                     $0
                                                      ------------

          (iv)   Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                      $  8,124,072
                                                                    ------------

          (v)    Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                   ($7,968,049)
                                                                    ------------
          ----------------------------------------------------------------------
          (vi)   Redemption Credits available for
                 use in future years - if Item
                 5(i) is less than Item 5(iv)
                 [subtract Item 5(iv) from Item
                 5(i)]:                               ($7,968,049)
                                                      ------------
          ----------------------------------------------------------------------
          (vii)  Multiplier for determining
                 registration fee (See Instruction
                 C.9):                                                0.00025000
                                                                    ------------

          (viii) Registration fee due [multiply
                 Item 5(v) by Item 5(vii)] (enter
                 "0" if no fee is due):                                    $0.00
                                                                    ============
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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
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7.        Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                       $0
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8.        Total of the amount of the  registration fee due plus any interest due
          [line 5(viii)plus line7]:

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9.        Date the  registration  fee and any  interest  payment was sent to the
          Commission's lockbox depository:

          Date:                              CIK Number: 0000811030
                -----------------------                  -----------------------

          Method of Delivery:
                [ ] Wire Transfer
                [ ] Mail or other means
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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert M. Slotky
                              ---------------------------------------------

                              Robert M. Slotky / Treasurer
                              ---------------------------------------------

Date      December 31, 2001
          -------------------------

   *Please print the name and title of the signing officer below the signature